Preparation of financial statements (Details) € in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2020	Sep. 30, 2020 EUR (€)	Sep. 30, 2019 EUR (€)	Sep. 30, 2020 EUR (€)	Sep. 30, 2019 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Jun. 30, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Net loss		€ (4,035)	€ (3,735)	€ (11,759)	€ (10,271)	€ (13,978)	€ (8,747)	€ (8,581)
Negative cash flows from operating activities				€ (6,055)	€ (5,843)	€ (6,819)	€ (7,714)	€ (6,830)
Share transaction | American Depositary Shares
Disclosure of detailed information about borrowings [line items]
Reverse stock split ratio	0.2
EIB-Tranche two
Disclosure of detailed information about borrowings [line items]
Indebtedness									€ 5,000